Vanguard Mid-Cap Growth Fund

Schedule of Investments (unaudited)
As of January 31, 2020

			Market
			Value
		Shares	($000)
Common Stocks (96.6%)1
Communication Services (4.7%)
*	Live Nation Entertainment Inc.	1,141,399	77,798
	Twitter Inc.	2,051,080	66,619
*	Take-Two Interactive Software Inc.	341,918	42,616
*	Electronic Arts Inc.	195,191	21,065
*	IAC/InterActiveCorp	60,227	14,671
			222,769
Consumer Discretionary (13.8%)
	Dollar General Corp.	597,927	91,728
*,^ Eldorado Resorts Inc.		1,096,523	65,550
*	O'Reilly Automotive Inc.	159,937	64,950
*	Burlington Stores Inc.	275,441	59,900
	Vail Resorts Inc.	165,413	38,791
	Hilton Worldwide Holdings Inc.	344,110	37,095
	Hasbro Inc.	341,320	34,770
*	Bright Horizons Family Solutions Inc.	183,898	30,110
	Grand Canyon Education Inc.	311,500	24,384
	Domino's Pizza Inc.	84,968	23,940
*	Under Armour Inc.	1,167,598	23,562
	Tractor Supply Co.	238,980	22,213
	Yum! Brands Inc.	179,029	18,936
	Aramark	392,552	17,327
	Ross Stores Inc.	145,867	16,365
*	Floor & Decor Holdings Inc. Class A	325,018	16,027
	Capri Holdings Ltd.	508,729	15,241
	BorgWarner Inc.	427,238	14,650
	Mattel Inc.	872,235	12,761
	Advance Auto Parts Inc.	83,747	11,034
	Expedia Group Inc.	78,014	8,461
			647,795
Consumer Staples (1.9%)
*	Post Holdings Inc.	331,400	34,654
	Tyson Foods Inc.	359,670	29,719
	Church & Dwight Co. Inc.	338,420	25,118
			89,491
Energy (0.4%)
	Diamondback Energy Inc.	206,931	15,396
	Noble Energy Inc.	62,273	1,231
			16,627
Financials (6.4%)
	Aon plc	331,943	73,111
	KKR & Co. Inc. Class A	1,307,548	41,711
	Moody's Corp.	146,442	37,605
	LPL Financial Holdings Inc.	400,381	36,887
	MSCI Inc.	101,270	28,943
	Nasdaq Inc.	234,263	27,282
	Webster Financial Corp.	426,235	19,121
	LendingTree Inc.	56,190	17,486

Texas Capital Bancshares Inc.	215,197	11,827
First Republic Bank	56,141	6,225
Hamilton Lane Inc.	20,554	1,335
		301,533
Health Care (14.9%)
Cooper Cos. Inc.	195,884	67,950
* Exact Sciences Corp.	531,204	49,551
* Insulet Corp.	235,173	45,633
* DexCom Inc.	175,866	42,340
IQVIA Holdings Inc.	249,350	38,712
Teleflex Inc.	100,696	37,410
* Seattle Genetics Inc.	334,350	36,240
* Incyte Corp.	353,782	25,851
* Centene Corp.	390,837	24,548
STERIS plc	160,836	24,236
Encompass Health Corp.	299,380	23,061
* Intuitive Surgical Inc.	39,557	22,143
* Sage Therapeutics Inc.	325,022	21,542
* Bluebird Bio Inc.	262,430	20,913
ResMed Inc.	121,519	19,318
* BioMarin Pharmaceutical Inc.	228,341	19,066
10X Genomics Inc. Class A	185,760	16,977
^ GW Pharmaceuticals plc ADR	140,520	16,234
Veeva Systems Inc.	105,100	15,409
* Edwards Lifesciences Corp.	65,842	14,476
* IDEXX Laboratories Inc.	51,440	13,941
* Neurocrine Biosciences Inc.	134,910	13,502
Alcon Inc.	223,510	13,174
Apellis Pharmaceuticals Inc.	265,150	10,900
* ABIOMED Inc.	58,266	10,854
Agilent Technologies Inc.	128,859	10,639
* Penumbra Inc.	58,310	10,231
Horizon Therapeutics plc	289,810	9,996
Mettler-Toledo International Inc.	13,060	9,889
Ascendis Pharma A/S ADR	65,250	8,815
* Illumina Inc.	24,952	7,238
		700,789
Industrials (17.7%)
L3Harris Technologies Inc.	433,970	96,050
* IHS Markit Ltd.	1,109,126	87,466
Cintas Corp.	168,849	47,104
Waste Connections Inc.	487,651	46,966
Ingersoll-Rand plc	345,450	46,024
Roper Technologies Inc.	114,097	43,546
BWX Technologies Inc.	628,214	39,948
TransUnion	385,342	35,336
HEICO Corp. Class A	365,930	35,184
Hexcel Corp.	470,289	34,905
IDEX Corp.	197,230	32,316
Woodward Inc.	263,160	30,608
AMETEK Inc.	296,980	28,852
Rockwell Automation Inc.	145,210	27,831
Knight-Swift Transportation Holdings Inc.	681,585	25,273
Verisk Analytics Inc.	136,730	22,214
Stericycle Inc.	346,451	21,715
* Clean Harbors Inc.	256,320	21,075

Jacobs Engineering Group Inc.	224,974	20,817
Quanta Services Inc.	511,539	20,027
* JetBlue Airways Corp.	980,825	19,450
Kirby Corp.	217,214	15,920
Owens Corning	214,143	12,953
Masco Corp.	224,301	10,659
JB Hunt Transport Services Inc.	64,636	6,976
		829,215
Information Technology (32.3%)
Global Payments Inc.	642,784	125,632
* RingCentral Inc.	496,852	102,143
Lam Research Corp.	289,234	86,252
Microchip Technology Inc.	770,386	75,097
* Euronet Worldwide Inc.	448,471	70,697
Marvell Technology Group Ltd.	2,435,515	58,550
Amphenol Corp. Class A	503,808	50,114
Monolithic Power Systems Inc.	271,293	46,437
KLA Corp.	272,353	45,140
SS&C Technologies Holdings Inc.	707,511	44,580
DocuSign Inc. Class A	544,763	42,769
* Fair Isaac Corp.	105,830	42,584
* Proofpoint Inc.	303,330	37,252
Leidos Holdings Inc.	354,017	35,568
* Twilio Inc.	275,070	34,202
Square Inc.	457,758	34,190
* Wix.com Ltd.	238,030	33,965
* Advanced Micro Devices Inc.	685,860	32,235
Genpact Ltd.	718,881	31,825
Fiserv Inc.	265,750	31,521
* Dropbox Inc. Class A	1,730,212	29,448
* WEX Inc.	132,037	28,641
KBR Inc.	1,045,143	28,428
* Okta Inc.	210,270	26,925
* GoDaddy Inc.	386,399	25,970
* ServiceNow Inc.	76,710	25,946
* Splunk Inc.	149,578	23,224
* Trimble Inc.	545,000	23,173
FleetCor Technologies Inc.	71,860	22,652
* Black Knight Inc.	329,708	22,064
* Guidewire Software Inc.	184,247	20,728
* Zendesk Inc.	231,270	19,982
Booz Allen Hamilton Holding Corp.	248,178	19,368
Paycom Software Inc.	57,510	18,297
* Autodesk Inc.	86,690	17,065
MongoDB Inc.	100,455	16,466
* Gartner Inc.	95,697	15,386
^ Medallia Inc.	520,637	14,692
Keysight Technologies Inc.	133,260	12,392
Tyler Technologies Inc.	35,310	11,429
Five9 Inc.	154,698	11,097
Xilinx Inc.	101,061	8,538
Ceridian HCM Holding Inc.	113,020	8,283
CDW Corp.	41,945	5,472
		1,516,419
Materials (3.1%)
Ball Corp.	647,818	46,760

	FMC Corp.			391,528	37,426
	Sherwin-Williams Co.			61,097	34,030
	Vulcan Materials Co.			204,911	29,022
					147,238
Real Estate (1.4%)
	SBA Communications Corp.			207,239	51,718
	Brixmor Property Group Inc.			653,591	13,046
					64,764
Total Common Stocks (Cost $3,617,557)					4,536,640
		Coupon
Temporary Cash Investments (4.9%)1
Money Market Fund (4.8%)
2,3 Vanguard Market Liquidity Fund		1.730%		2,269,198	226,965

				Face
			Maturity	Amount
			Date	($000)
U.S. Government and Agency Obligations (0.1%)
4	United States Treasury Bill	1.546%	3/26/20	500	499
4	United States Treasury Bill	1.543%	4/16/20	1,079	1,076
4	United States Treasury Bill	1.541%	4/30/20	1,900	1,893
					3,468
Total Temporary Cash Investments (Cost $230,399)					230,433
Total Investments (101.5%) (Cost $3,847,956)					4,767,073
Other Assets and Liabilities-Net (-1.5%)3,4					(68,610)
Net Assets (100%)					4,698,463

* Non-income-producing security.
^ Includes partial security positions on loan to broker-dealers. The total value of securities on loan is $61,630,000.
1 The fund invests a portion of its cash reserves in equity markets through the use of index futures contracts. After giving effect to futures investments, the fund's effective common stock and temporary cash investment positions represent 99.2% and 2.3%, respectively, of net assets.
2 Affiliated money market fund available only to Vanguard funds and certain trusts and accounts managed by
Vanguard. Rate shown is the 7-day yield.
3 Collateral of $64,285,000 was received for securities on loan.
4 Securities with a value of $3,468,000 and cash of $2,040,000 have been segregated as initial margin for open futures contracts.
ADR—American Depositary Receipt.

Derivative Financial Instruments Outstanding as of Period End
Futures Contracts
($000)
Value and
		Number of		Unrealized
		Long (Short)	Notional	Appreciation
	Expiration	Contracts	Amount	(Depreciation)
Long Futures Contracts
E-mini S&P 500 Index	March 2020	760	122,512	(1,843)

A. Security Valuation: Securities are valued as of the close of trading on the New York Stock
Exchange (generally 4 p.m., Eastern time) on the valuation date. Equity securities are valued at the

Mid-Cap Growth Fund

latest quoted sales prices or official closing prices taken from the primary market in which each security trades; such securities not traded on the valuation date are valued at the mean of the latest quoted bid and asked prices. Securities for which market quotations are not readily available, or whose values have been materially affected by events occurring before the fund's pricing time but after the close of the securities’ primary markets, are valued by methods deemed by the board of trustees to represent fair value. Investments in Vanguard Market Liquidity Fund are valued at that fund's net asset value. Temporary cash investments are valued using the latest bid prices or using valuations based on a matrix system (which considers such factors as security prices, yields, maturities, and ratings), both as furnished by independent pricing services.

B. Futures Contracts: The fund uses index futures contracts to a limited extent, with the objective of maintaining full exposure to the stock market while maintaining liquidity. The fund may purchase or sell futures contracts to achieve a desired level of investment, whether to accommodate portfolio turnover or cash flows from capital share transactions. The primary risks associated with the use of futures contracts are imperfect correlation between changes in market values of stocks held by the fund and the prices of futures contracts, and the possibility of an illiquid market. Counterparty risk involving futures is mitigated because a regulated clearinghouse is the counterparty instead of the clearing broker. To further mitigate counterparty risk, the fund trades futures contracts on an exchange, monitors the financial strength of its clearing brokers and clearinghouse, and has entered into clearing agreements with its clearing brokers. The clearinghouse imposes initial margin requirements to secure the fund's performance and requires daily settlement of variation margin representing changes in the market value of each contract. Any assets pledged as initial margin for open contracts are noted in the Schedule of Investments.

Futures contracts are valued at their quoted daily settlement prices. The notional amounts of the contracts are not recorded in the Schedule of Investments. Fluctuations in the value of the contracts are recorded as an asset (liability).

C. Various inputs may be used to determine the value of the fund's investments. These inputs are summarized in three broad levels for financial statement purposes. The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

Level 1—Quoted prices in active markets for identical securities.
Level 2—Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
Level 3—Significant unobservable inputs (including the fund's own assumptions used to determine the fair value of investments). Any investments valued with significant unobservable inputs are noted
on the Schedule of Investments.

The following table summarizes the market value of the fund's investments and derivatives as of
January 31, 2020, based on the inputs used to value them:

	Level 1	Level 2	Level 3
Investments	($000)	($000)	($000)
Common Stocks	4,536,640	—	—
Temporary Cash Investments	226,965	3,468	—
Futures Contracts—Liabilities[1]	(2,634)	—	—
Total	4,760,971	3,468	—
1 Represents variation margin on the last day of the reporting period.